Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 10, 2025 USD ($) $ / shares	Mar. 01, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy
We generally maintain a structured equity grant timing process designed to ensure compliance with applicable securities laws and corporate governance best practices, and to avoid taking advantage of material nonpublic information (“MNPI”) in granting equity awards. Our Board generally grants annual equity-based awards to our executive officers in March of each year although the exact timing may change from year to year. Our Compensation Committee or Board may also grant equity awards, including stock options and RSUs, at different times of the year for new hires and in connection with promotions, or grants made for other purposes, including recognition for exceptional performance.
Our Board does not grant equity awards in anticipation of the release of MNPI and we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation. Except as disclosed below, we did not grant any stock options, stock appreciation rights, or similar option-like instruments to our Named Executive Officers during a period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Company current report on Form
8-K
(other than a current report on Form
8-K
disclosing a material new option award grant under Item 5.02(e) of that form) that disclosed any MNPI:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price
of the Securities Underlying the Award
Between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic
Information and the Trading Day Beginning
Immediately Following the Disclosure of
Material Nonpublic Information

Mr. Mahoney	3/1/2025	440,565	$14.41	$9.95	-1.96%
Mr. Harmon	3/1/2025	150,407	$14.41	$9.95	-1.96%
Ms. Tousignant	3/1/2025	124,072	$14.41	$9.95	-1.96%
Mr. Beetham	3/1/2025	225,814	$14.41	$9.95	-1.96%
Dr. Tripuraneni	3/10/2025	310,700	$15.58	$10.75	0.94%

Award Timing Method	We generally maintain a structured equity grant timing process designed to ensure compliance with applicable securities laws and corporate governance best practices, and to avoid taking advantage of material nonpublic information (“MNPI”) in granting equity awards.
MNPI Disclosure Timed for Compensation Value	false
Mr. Mahoney [Member]
Awards Close in Time to MNPI Disclosures
Name			Mr. Mahoney
Underlying Securities			440,565
Exercise Price | $ / shares			$ 14.41
Fair Value as of Grant Date | $			$ 9.95
Underlying Security Market Price Change			(1.96)
Mr.Harmon [Member]
Awards Close in Time to MNPI Disclosures
Name			Mr. Harmon
Underlying Securities			150,407
Exercise Price | $ / shares			$ 14.41
Fair Value as of Grant Date | $			$ 9.95
Underlying Security Market Price Change			(1.96)
Ms.Tousignant [Member]
Awards Close in Time to MNPI Disclosures
Name			Ms. Tousignant
Underlying Securities			124,072
Exercise Price | $ / shares			$ 14.41
Fair Value as of Grant Date | $			$ 9.95
Underlying Security Market Price Change			(1.96)
Mr.Beetham [Member]
Awards Close in Time to MNPI Disclosures
Name			Mr. Beetham
Underlying Securities			225,814
Exercise Price | $ / shares			$ 14.41
Fair Value as of Grant Date | $			$ 9.95
Underlying Security Market Price Change			(1.96)
Dr.Tripuraneni [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. Tripuraneni
Underlying Securities		310,700
Exercise Price | $ / shares		$ 15.58
Fair Value as of Grant Date | $		$ 10.75
Underlying Security Market Price Change		0.94